OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  May 31, 2007
                                                     Estimated average burden
                                                     hours per response.....
                                                     21.09

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21425


                      		Pioneer Series Trust I
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

            Pioneer Oakridge Large Cap Growth Fund
            SCHEDULE OF INVESTMENTS  8/31/06 (unaudited)

   Shares                                                       Value

            COMMON STOCK - 93.8 %
            Energy - 4.2 %
            Oil & Gas Equipment And Services - 1.9 %
   299,210  Schlumberger, Ltd.                              $ 18,341,573
            Oil & Gas Exploration & Production - 2.3 %
   474,300  XTO Energy, Inc.                                $ 21,708,711
            Total Energy                                    $ 40,050,284
            Materials - 0.4 %
            Specialty Chemicals - 0.4 %
    87,615  Ecolab, Inc.                                    $  3,905,877
            Total Materials                                 $  3,905,877
            Capital Goods - 14.3 %
            Aerospace & Defense - 4.5 %
   263,280  L-3 Communications Holdings, Inc.               $ 19,848,679
   364,005  United Technologies Corp. *                       22,826,754
                                                            $ 42,675,433
            Electrical Component & Equipment - 2.1 %
   351,310  Rockwell International Corp. *                  $ 19,806,858
            Industrial Conglomerates - 3.6 %
   996,735  General Electric Co.                            $ 33,948,794
            Industrial Machinery - 4.1 %
   321,805  Danaher Corp. (b)                               $ 21,332,453
   474,795  Ingersoll-Rand Co. *                              18,051,706
                                                            $ 39,384,159
            Total Capital Goods                             $ 135,815,244
            Transportation - 3.0 %
            Air Freight & Couriers - 3.0 %
   281,905  FedEx Corp.                                     $ 28,480,862
            Total Transportation                            $ 28,480,862
            Consumer Durables & Apparel - 1.9 %
            Apparel, Accessories & Luxury Goods - 1.9 %
   609,645  Coach, Inc. *                                   $ 18,405,183
            Total Consumer Durables & Apparel               $ 18,405,183
            Consumer Services - 4.1 %
            Casinos & Gaming - 1.7 %
   258,165  Harrah's Entertainment, Inc. * (b)              $ 16,099,169
            Hotels, Resorts & Cruise Lines - 2.4 %
   597,115  Marriott International, Inc. *                  $ 22,487,351
            Total Consumer Services                         $ 38,586,520
            Retailing - 6.4 %
            Computer & Electronics Retail - 1.8 %
   357,080  Best Buy Co., Inc. *                            $ 16,782,760
            General Merchandise Stores - 1.7 %
   346,530  Target Corp. *                                  $ 16,768,587
            Specialty Stores - 2.9 %
  1,207,912 Staples, Inc. *                                 $ 27,250,495
            Total Retailing                                 $ 60,801,842
            Food & Drug Retailing - 2.3 %
            Drug Retail - 2.3 %
   441,155  Walgreen Co.                                    $ 21,819,526
            Total Food & Drug Retailing                     $ 21,819,526
            Food Beverage & Tobacco - 2.4 %
            Soft Drinks - 2.4 %
   342,408  PepsiCo, Inc.                                   $ 22,352,394
            Total Food Beverage & Tobacco                   $ 22,352,394
            Household & Personal Products - 2.7 %
            Household Products - 2.7 %
   408,025  Procter & Gamble Co.                            $ 25,256,748
            Total Household & Personal Products             $ 25,256,748
            Health Care Equipment & Services - 8.0 %
            Health Care Equipment - 5.5 %
   345,375  Medtronic, Inc.                                 $ 16,198,088
   353,740  Varian Medical Systems, Inc. *                    18,854,342
   253,060  Zimmer Holdings, Inc. *                           17,208,080
                                                            $ 52,260,510
            Health Care Services - 2.5 %
   411,990  Caremark Rx, Inc. *                             $ 23,870,701
            Total Health Care Equipment & Services          $ 76,131,211
            Pharmaceuticals & Biotechnology - 6.5 %
            Biotechnology - 4.5 %
   228,330  Amgen, Inc. *                                   $ 15,510,457
   333,345  Genentech, Inc. *                                 27,507,629
                                                            $ 43,018,086
            Pharmaceuticals - 2.0 %
   534,300  Teva Pharmaceutical Industries, Ltd. * (b)      $ 18,572,268
            Total Pharmaceuticals & Biotechnology           $ 61,590,354
            Banks - 2.5 %
            Diversified Banks - 2.5 %
   727,020  U.S. Bancorp                                    $ 23,315,531
            Total Banks                                     $ 23,315,531
            Diversified Financials - 8.9 %
            Asset Management & Custody Banks - 1.7 %
   174,420  Legg Mason, Inc. *                              $ 15,917,569
            Consumer Finance - 3.7 %
   326,420  American Express Co. *                          $ 17,150,107
   362,850  SLM Corp.                                         17,609,111
                                                            $ 34,759,218
            Investment Banking & Brokerage - 2.0 %
  1,135,540 Charles Schwab Corp. *                          $ 18,520,657
            Other Diversified Finance Services - 1.5 %
   297,890  Citigroup, Inc. *                               $ 14,700,872
            Total Diversified Financials                    $ 83,898,316
            Insurance - 2.0 %
            Life & Health Insurance - 2.0 %
   430,280  Aflac, Inc. *                                   $ 19,392,720
            Total Insurance                                 $ 19,392,720
            Software & Services - 10.9 %
            Internet Software & Services - 2.4 %
    59,350  Google, Inc. *                                  $ 22,465,756
            It Consulting & Other Services - 3.7 %
   497,875  Cognizant Tech Solutions Corp.  * (b)           $ 34,806,441
            Systems Software - 4.8 %
   889,405  Microsoft Corp. * (b)                           $ 22,848,814
  1,474,320 Oracle Corp. *                                    23,073,108
                                                            $ 45,921,922
            Total Software & Services                       $ 103,194,119
            Technology Hardware & Equipment - 9.0 %
            Communications Equipment - 6.7 %
   950,735  Cisco Systems, Inc. *                           $ 20,906,663
   735,930  Corning, Inc. *                                   16,367,083
   682,510  Qualcomm, Inc.                                    25,710,152
                                                            $ 62,983,898
            Computer Hardware - 1.0 %
   137,825  Apple Computer, Inc. *                          $  9,351,426
            Electronic Manufacturing Services - 1.3 %
   471,820  Jabil Circuit, Inc. *                           $ 12,658,931
            Total Technology Hardware & Equipment           $ 84,994,255
            Semiconductors - 4.3 %
            Semiconductors - 4.3 %
   553,915  Microchip Technology *                          $ 18,921,736
   672,620  Texas Instruments, Inc. *                         21,920,686
                                                            $ 40,842,422
            Total Semiconductors                            $ 40,842,422
            (Cost  $823,983,119)                            $ 888,833,408

            TEMPORARY CASH INVESTMENTS- 13.7 %
            Repurchase Agreement - 6.2 %
  58,600,000UBS Warburg, Inc., 5.17%, dated 8/31/06, repurch$ 58,600,000
            Security Lending Collateral - 7.5%
  71,094,396Securities Lending Investment Fund, 5.23%       $ 71,094,396
            TOTAL TEMPORARY CASH INVESTMENTS
            (Cost  $129,694,396)                            $ 129,694,396
            TOTAL INVESTMENT IN SECURITIES - 107.5%
            (Cost  $953,677,515)                            $ 1,018,527,804
            OTHER ASSETS AND LIABILITIES - (7.5)%           $ (71,201,413)
            TOTAL NET ASSETS - 100.0%                       $ 947,326,391

          * Non-income producing security.

          (aAt August 31, 2006, the net unrealized loss on investments based on cost for federal income tax purposes of $983,677,515 was as follows:

            Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost $ 126,848,392

            Aggregate gross unrealized loss for all investments in
            which there is an excess of tax cost over value   (3,674,708)

            Net unrealized loss                             $ 123,173,684

          (bAt August 31, 2006, the following securities were out on loan:
   Shares                       Security                        Value
  200,000   Cognizant Tech Solutions Corp.  *               $ 13,982,000
  159,859   Danaher Corp.                                     10,597,053
   83,523   Harrah's Entertainment, Inc. *                    5,208,494
  602,240   Microsoft Corp. *                                 15,477,568
  518,765   Teva Pharmaceutical Industries, Ltd. *            18,032,271
            Total                                           $ 63,297,386



          Pioneer Oakridge Small Cap Growth Fund
          SCHEDULE OF INVESTMENTS  8/31/06 (unaudited)

 Shares                                                       Value

          COMMON STOCKS - 94.4 %
          Energy - 7.8 %
          Oil & Gas Exploration & Production - 7.8 %
 235,150  Denbury Resources, Inc. *                       $ 7,292,001
 474,000  Petrohawk Energy Corp. *                          5,285,100
 277,800  Southwestern Energy Co. *                         9,542,430
                                                          $ 22,119,531
          Total Energy                                    $ 22,119,531
          Materials - 1.7 %
          Industrial Gases - 1.7 %
 135,280  Airgas, Inc.                                    $ 4,845,730
          Total Materials                                 $ 4,845,730
          Capital Goods - 6.4 %
          Industrial Machinery - 5.4 %
 174,980  Gardner Denver, Inc. *                          $ 6,294,031
 150,435  Idex Corp. *                                      6,316,766
  35,400  The Middleby Corp. *                              2,780,316
                                                          $ 15,391,113
          Trading Companies & Distributors - 1.0 %
 150,000  Beacon Roofing Supply, Inc. * (b)               $ 2,757,000
          Total Capital Goods                             $ 18,148,113
          Commercial Services & Supplies - 6.0 %
          Diversified Commercial Services - 3.6 %
 130,165  CRA International, Inc. *                       $ 5,856,123
 189,515  Healthcare Services Group, Inc. (b)               4,300,095
                                                          $ 10,156,218
          Environmental & Facilities Services - 2.4 %
 188,590  Waste Connections, Inc. *                       $ 6,934,454
          Total Commercial Services & Supplies            $ 17,090,672
          Transportation - 4.4 %
          Air Freight & Couriers - 2.7 %
 237,610  Hub Group, Inc. *                               $ 5,536,313
  82,080  UTI Worldwide, Inc. *                             1,891,944
                                                          $ 7,428,257
          Trucking - 1.7 %
 283,395  Knight Transportation, Inc.                     $ 4,871,560
          Total Transportation                            $ 12,299,817
          Automobiles & Components - 1.7 %
          Auto Parts & Equipment - 1.7 %
 230,900  LKQ Corp.*                                      $ 4,795,793
          Total Automobiles & Components                  $ 4,795,793
          Consumer Durables & Apparel - 4.6 %
          Footwear - 2.2 %
 251,225  Wolverine World Wide, Inc.                      $ 6,338,407
          Housewares & Specialties - 2.4 %
 227,900  Jarden Corp. * (b)                              $ 6,682,028
          Total Consumer Durables & Apparel               $ 13,020,435
          Consumer Services - 3.4 %
          Education Services - 1.7 %
 123,725  Bright Horizons Family Solutions, Inc. *        $ 4,936,627
          Restaurants - 1.7 %
 165,800  California Pizza Kitchen, Inc. *                $ 4,735,248
          Total Consumer Services                         $ 9,671,875
          Retailing - 3.1 %
          Home Furnishing Retail - 1.8 %
 217,300  Aaron Rents, Inc. *                             $ 5,086,993
          Specialty Stores - 1.3 %
  93,820  Guitar Center, Inc. *                           $ 3,555,778
          Total Retailing                                 $ 8,642,771
          Food & Drug Retailing - 2.0 %
          Food Distributors - 2.0 %
 198,608  United Natural Foods, Inc. * (b)                $ 5,769,562
          Total Food & Drug Retailing                     $ 5,769,562
          Food Beverage & Tobacco - 1.2 %
          Packaged Foods & Meats - 1.2 %
 137,300  Peet's Coffee & Tea, Inc. * (b)                 $ 3,461,333
          Total Food Beverage & Tobacco                   $ 3,461,333
          Household & Personal Products - 3.1 %
          Household Products - 3.1 %
 136,240  Central Garden & Pet Co. *                      $ 5,971,399
  68,992  Church & Dwight Co, Inc. *                        2,656,192
                                                          $ 8,627,591
          Total Household & Personal Products             $ 8,627,591
          Health Care Equipment & Services - 16.4 %
          Health Care Distributors - 1.1 %
 152,300  PSS World Medical, Inc. *                       $ 2,954,620
          Health Care Equipment - 6.4 %
 113,670  ArthroCare Corp. * (b)                          $ 5,184,489
 102,800  Aspect Medical Systems, Inc. * (b)                1,986,096
 150,585  Palomar Medical Technologies * (b)                5,978,225
  81,900  Sirona Dental Systems, Inc. *                     2,491,398
 179,900  Symmetry Medical, Inc. *                          2,495,213
                                                          $ 18,135,421
          Health Care Services - 6.8 %
 101,625  American Healthways, Inc. *                     $ 5,245,882
 191,958  HealthExtras, Inc. * (b)                          5,898,869
 114,520  Matria Healthcare, Inc. * (b)                     3,092,040
 377,060  Option Care, Inc. * (b)                           4,984,733
                                                          $ 19,221,524
          Health Care Supplies - 2.1 %
 129,055  Haemonetics Corp. *                             $ 6,011,382
          Total Health Care Equipment & Services          $ 46,322,947
          Banks - 3.7 %
          Regional Banks - 3.7 %
 111,490  East West Bancorp, Inc. *                       $ 4,515,345
 132,635  PrivateBancorp, Inc. (b)                          5,888,994
                                                          $ 10,404,339
          Total Banks                                     $ 10,404,339
          Diversified Financials - 2.2 %
          Specialized Finance - 2.2 %
 157,365  Portfolio Recovery Associates, Inc. * (b)       $ 6,250,538
          Total Diversified Financials                    $ 6,250,538
          Insurance - 2.7 %
          Property & Casualty Insurance - 2.7 %
 151,455  ProAssurance Corp. *                            $ 7,618,187
          Total Insurance                                 $ 7,618,187
          Real Estate - 3.1 %
          Real Estate Management & Development - 3.1 %
 106,795  Jones Lang LaSalle, Inc.                        $ 8,891,752
          Total Real Estate                               $ 8,891,752
          Software & Services - 15.9 %
          Application Software - 5.1 %
 110,400  Ansys, Inc. *                                   $ 5,160,096
 301,500  Informatica Corp. *                               4,413,960
 143,800  Verint Systems, Inc. *                            4,752,590
                                                          $ 14,326,646
          Data Processing & Outsourced Services - 1.8 %
  52,930  Global Payments, Inc. *                         $ 2,013,986
 116,100  Heartland Payment Systems, Inc. * (b)             3,135,861
                                                          $ 5,149,847
          Internet Software & Services - 5.1 %
 183,200  aQuantive, Inc. * (b)                           $ 4,543,360
 284,300  J2 Global Communications, Inc. *                  7,144,459
 165,100  Radvision, Ltd. *                                 2,740,660
                                                          $ 14,428,479
          IT Consulting & Other Services - 1.7 %
  47,134  NCI, Inc. *                                     $   525,544
 156,380  SRA International, Inc. *                         4,380,204
                                                          $ 4,905,748
          Systems Software - 2.2 %
 130,435  Micros Systems, Inc. *                          $ 6,242,619
          Total Software & Services                       $ 45,053,339
          Technology Hardware & Equipment - 1.0 %
          Electronic Equipment & Instruments - 1.0 %
  81,600  Coherent, Inc. *                                $ 2,958,816
          Total Technology Hardware & Equipment           $ 2,958,816
          Semiconductors - 3.8 %
          Semiconductors - 3.8 %
 113,642  Hittite Microwave Corp. *                       $ 5,134,346
 207,000  Microsemi Corp. *                                 5,748,390
                                                          $ 10,882,736
          Total Semiconductors                            $ 10,882,736
          TOTAL COMMON STOCKS
          (Cost  $224,988,481)                            $ 266,875,877

          TEMPORARY CASH INVESTMENTS - 27.1 %
          Repurchase Agreement - 5.7 %
16,200,000UBS Warburg, Inc., 5.17%, dated 8/31/06, repurch$ 16,200,000
          Security Lending Collateral - 21.4%
 60,467,07Securities Lending Investment Fund, 5.23%       $ 60,467,073
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost $76,667,073)                              $ 76,667,073
          TOTAL INVESTMENT IN SECURITIES - 121.5%
          (Cost  $301,655,554) (a)                        $ 343,542,950
          OTHER ASSETS AND LIABILITIES - (21.5)%          $ (60,865,712)
          TOTAL NET ASSETS - 100.0%                       $ 282,677,238

        *  Non-income producing security.

        (aAt August 31, 2006, the net unrealized loss on investments based on cost for federal income tax purposes of $301,655,554 was as follows:

          Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost $ 45,525,752

          Aggregate gross unrealized loss for all investments in
          which there is an excess of tax cost over value   -3,638,356

          Net unrealized loss                             $ 41,887,396

        (bAt August 31, 2006, the following securities were out on loan:
 Shares                       Security                        Value
181,368   aQuantive, Inc. * (b)                           $ 4,497,926
112,136   ArthroCare Corp. * (b)                            5,114,523
 17,800   Aspect Medical Systems, Inc. * (b)                 343,896
148,500   Beacon Roofing Supply, Inc. * (b)                 2,729,430
100,600   Healthcare Services Group, Inc. (b)               2,282,614
107,200   HealthExtras, Inc. * (b)                          3,294,256
114,939   Heartland Payment Systems, Inc. * (b)             3,104,502
225,621   Jarden Corp. * (b)                                6,615,208
113,375   Matria Healthcare, Inc. * (b)                     3,061,125
372,030   Option Care, Inc. * (b)                           4,918,237
148,768   Palomar Medical Technologies * (b)                5,906,090
101,200   Peet's Coffee & Tea, Inc. * (b)                   2,551,252
155,791   Portfolio Recovery Associates, Inc. * (b)         6,188,019
131,309   PrivateBancorp, Inc. (b)                          5,830,120
 77,300   United Natural Foods, Inc. * (b)                  2,245,565
          Total                                           $ 58,682,763


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's
investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses. Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included.
Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust I

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 30, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date October 30, 2006

* Print the name and title of each signing officer under his or her signature.